Deposits Paid for Acquisition of Property, Plant and Equipment - Schedule of Deposits Paid for Acquisition of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits Paid for Acquisition of Property, Plant and Equipment [Abstract]
Deposits paid for acquisition of property, plant and equipment	$ 103